First Trust Latin America AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Latin America™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		57.10%	9.59%	11.41%
Nasdaq Latin America™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		54.95%	7.72%	8.59%
MSCI EM Latin America Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			54.81%	8.65%	8.79%	0.58%
First Trust Latin America AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			54.67%	8.14%	10.05%	1.93%
Performance Inception Date		Apr. 18, 2011
First Trust Latin America AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			52.36%	6.10%	8.16%	0.39%
First Trust Latin America AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			32.23%	5.32%	7.18%	0.68%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.